Interim Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	322,784,556	322,652,016
Common stock, shares outstanding	322,784,556	322,652,016